Income Taxes - Summary of Differences and Related Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (15,848)	$ (5,995)
Income taxes (recovery) on earnings before income taxes, at above basic rate	(3,627)	(1,619)
Nondeductible expenses	322	558
Effects of tax rate change and foreign exchange	12	440
Deferred income tax asset recognized	(138)	0
Tax rate difference by jurisdiction	(359)	(103)
Tax benefits not recognized	4,651	2,069
Income taxes (recovery)	861	1,345
Current income taxes	1,390	1,428
Deferred income taxes (recovery)	$ (529)	$ (83)